Offerings - Offering: 1	Jan. 02, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $1.00 par value per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	95.1
Maximum Aggregate Offering Price	$ 95,100,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,133.31
Offering Note

(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $1.00 per share, of the Registrant (the “Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock.

(2)
The proposed maximum offering price per share and maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act, and calculated in accordance with Rule 457(c) promulgated thereunder, using the average of the high and low prices per share of the Common Stock as reported on the New York Stock Exchange on January 2, 2026, which date is within five business days of the filing of this Registration Statement.